Loss Per Shares (Details) - Schedule of Computation of Basic and Diluted Loss Per Share - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary Shares [Member]
Numerator
Allocation of undistributed loss	$ (20,089,014)	$ (12,177,212)
Denominator
Number of shares used in per share computation	23,286,243	150,146
Basic loss per share	$ (0.86)	$ (81.1)
Class B Ordinary Shares [Member]
Numerator
Allocation of undistributed loss	$ (1,035,239)
Denominator
Number of shares used in per share computation	1,200,000
Basic loss per share	$ (0.86)